Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17: SUBSEQUENT EVENTS

On April 27, 2018, we entered into the Fourth Amendment to the Loan and Security Agreement with Slipstream Communications, LLC, a related party investor, under which we obtained an additional $1.1 million revolving loan, with interest thereon at 8% per annum, maturing on January 16, 2019. In connection with the loan, we issued the lender a five-year warrant to purchase up to 4,313,725 shares of Creative Realities’ common stock at a per share price of $0.27 (subject to adjustment). The fair value of the warrants was $543, which will be accounted for as an additional debt discount and amortized over the remaining life of the loan.

As part of the Fourth Amendment to the Loan and Security Agreement, we entered into a Secured Disbursed Escrow Promissory Note with Slipstream Communications, LLC, a related party investor, under which we obtained a three-year interest free $264 note.

NOTE 16: SUBSEQUENT EVENTS

On January 16, 2018, we entered into the Third Amendment to the Loan and Security Agreement with Slipstream Communications, LLC which extended the period through which the Company could draw on the Revolver established by the Loan and Security Agreement. In conjunction with this Amendment, we entered into a $1.0 million secured revolving promissory note pursuant to the August 17, 2016 Loan and Security Agreement with Slipstream Communications, LLC, a related party, addressed below (see Note 10), wherein we borrowed $1.0 million with interest thereon at 8% per annum, maturing on January 16, 2019. In connection with the loan, we issued the lender a five-year warrant to purchase up to 1,851,851 shares of common stock at a per-share price of $0.27 (subject to adjustment), all pursuant to a securities purchase agreement. In connection with the secured revolving promissory note, we did not incur any fees.

On August 10, 2017, we announced the planned closure of our office facilities located at 22 Audrey Place, Fairfield, New Jersey 07004 which housed our previous operations center and ceased use of the facilities in February 2018. In ceasing use of these facilities, we will incur a one-time non-cash charge of $0.6 million in the first quarter of 2018 to accrue for the remaining rent under the lease term, net of anticipated subtenant rental income.